THE COMPANY (Details) $ / shares in Units, $ in Millions				6 Months Ended
	Feb. 08, 2024 USD ($) $ / shares shares	Feb. 06, 2024 USD ($) $ / shares shares	Feb. 05, 2024 USD ($)	Jun. 30, 2024 USD ($) country	Jun. 30, 2023 USD ($)	Feb. 04, 2024 shares	Jan. 31, 2024 $ / shares shares
THE COMPANY
Number of countries having sales network | country				34
SHAREHOLDER'S EQUITY (DEFICIT)
Ordinary shares issued (in shares) | shares	505,249,607					384,499,607
Proceeds from share issuance | $				$ 1,514.8	$ 0.0
IPO
SHAREHOLDER'S EQUITY (DEFICIT)
Ordinary shares issued (in shares) | shares							105,000,000
Share price (in USD per share) | $ / shares							$ 13.00
Proceeds from share issuance | $			$ 1,370.0
Overallotment option
SHAREHOLDER'S EQUITY (DEFICIT)
Ordinary shares issued (in shares) | shares	7,875,000	7,875,000
Share price (in USD per share) | $ / shares	$ 13.00	$ 13.00
Proceeds from share issuance | $	$ 102.4	$ 102.4